Employee Benefits - Summary of Employee Benefits (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of employee benefits expense [abstract]
Wages and salaries	€ 54,028	€ 49,228	€ 43,106
Share-based payments	2,837	13,307	32,625
Social Security	14,623	18,701	13,083
Total	€ 71,488	€ 81,236	€ 88,814